Expense Example, No Redemption	Feb. 27, 2025 USD ($)
Invesco Charter Fund | Invesco Charter Fund - Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 647
Expense Example, No Redemption, 3 Years	854
Expense Example, No Redemption, 5 Years	1,077
Expense Example, No Redemption, 10 Years	1,718
Invesco Charter Fund | Invesco Charter Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	179
Expense Example, No Redemption, 3 Years	554
Expense Example, No Redemption, 5 Years	954
Expense Example, No Redemption, 10 Years	1,875
Invesco Charter Fund | Invesco Charter Fund - Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	128
Expense Example, No Redemption, 3 Years	400
Expense Example, No Redemption, 5 Years	692
Expense Example, No Redemption, 10 Years	1,523
Invesco Charter Fund | Invesco Charter Fund - CLASS S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	93
Expense Example, No Redemption, 3 Years	290
Expense Example, No Redemption, 5 Years	504
Expense Example, No Redemption, 10 Years	1,120
Invesco Charter Fund | Invesco Charter Fund -Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	78
Expense Example, No Redemption, 3 Years	243
Expense Example, No Redemption, 5 Years	422
Expense Example, No Redemption, 10 Years	942
Invesco Charter Fund | Invesco Charter Fund - CLASS R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	240
Expense Example, No Redemption, 5 Years	417
Expense Example, No Redemption, 10 Years	930
Invesco Charter Fund | Invesco Charter Fund - Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	69
Expense Example, No Redemption, 3 Years	218
Expense Example, No Redemption, 5 Years	379
Expense Example, No Redemption, 10 Years	847
Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund - Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	629
Expense Example, No Redemption, 3 Years	797
Expense Example, No Redemption, 5 Years	980
Expense Example, No Redemption, 10 Years	1,508
Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	160
Expense Example, No Redemption, 3 Years	496
Expense Example, No Redemption, 5 Years	855
Expense Example, No Redemption, 10 Years	1,666
Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund - Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	109
Expense Example, No Redemption, 3 Years	340
Expense Example, No Redemption, 5 Years	590
Expense Example, No Redemption, 10 Years	1,306
Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund - Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	58
Expense Example, No Redemption, 3 Years	183
Expense Example, No Redemption, 5 Years	318
Expense Example, No Redemption, 10 Years	714
Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund - Investor Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	73
Expense Example, No Redemption, 3 Years	227
Expense Example, No Redemption, 5 Years	395
Expense Example, No Redemption, 10 Years	883
Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund - CLASS R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	55
Expense Example, No Redemption, 3 Years	173
Expense Example, No Redemption, 5 Years	302
Expense Example, No Redemption, 10 Years	677
Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund - Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	48
Expense Example, No Redemption, 3 Years	151
Expense Example, No Redemption, 5 Years	263
Expense Example, No Redemption, 10 Years	591
Invesco Main Street All Cap Fund | Invesco Main Street All Cap Fund - Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	649
Expense Example, No Redemption, 3 Years	860
Expense Example, No Redemption, 5 Years	1,087
Expense Example, No Redemption, 10 Years	1,740
Invesco Main Street All Cap Fund | Invesco Main Street All Cap Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	182
Expense Example, No Redemption, 3 Years	563
Expense Example, No Redemption, 5 Years	970
Expense Example, No Redemption, 10 Years	1,906
Invesco Main Street All Cap Fund | Invesco Main Street All Cap Fund - Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	131
Expense Example, No Redemption, 3 Years	409
Expense Example, No Redemption, 5 Years	708
Expense Example, No Redemption, 10 Years	1,556
Invesco Main Street All Cap Fund | Invesco Main Street All Cap Fund - Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	81
Expense Example, No Redemption, 3 Years	252
Expense Example, No Redemption, 5 Years	439
Expense Example, No Redemption, 10 Years	978
Invesco Main Street All Cap Fund | Invesco Main Street All Cap Fund - Class R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	74
Expense Example, No Redemption, 3 Years	230
Expense Example, No Redemption, 5 Years	401
Expense Example, No Redemption, 10 Years	894
Invesco Main Street All Cap Fund | Invesco Main Street All Cap Fund - Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	74
Expense Example, No Redemption, 3 Years	230
Expense Example, No Redemption, 5 Years	401
Expense Example, No Redemption, 10 Years	894
Invesco Main Street Fund | Invesco Main Street Fund - Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	627
Expense Example, No Redemption, 3 Years	791
Expense Example, No Redemption, 5 Years	970
Expense Example, No Redemption, 10 Years	1,485
Invesco Main Street Fund | Invesco Main Street Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	160
Expense Example, No Redemption, 3 Years	496
Expense Example, No Redemption, 5 Years	855
Expense Example, No Redemption, 10 Years	1,660
Invesco Main Street Fund | Invesco Main Street Fund - Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	109
Expense Example, No Redemption, 3 Years	340
Expense Example, No Redemption, 5 Years	590
Expense Example, No Redemption, 10 Years	1,306
Invesco Main Street Fund | Invesco Main Street Fund - Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	58
Expense Example, No Redemption, 3 Years	183
Expense Example, No Redemption, 5 Years	318
Expense Example, No Redemption, 10 Years	714
Invesco Main Street Fund | Invesco Main Street Fund - Class R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	51
Expense Example, No Redemption, 3 Years	160
Expense Example, No Redemption, 5 Years	280
Expense Example, No Redemption, 10 Years	628
Invesco Main Street Fund | Invesco Main Street Fund - Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	51
Expense Example, No Redemption, 3 Years	160
Expense Example, No Redemption, 5 Years	280
Expense Example, No Redemption, 10 Years	628
Invesco Rising Dividends Fund | Invesco Rising Dividends Fund - Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	644
Expense Example, No Redemption, 3 Years	845
Expense Example, No Redemption, 5 Years	1,062
Expense Example, No Redemption, 10 Years	1,685
Invesco Rising Dividends Fund | Invesco Rising Dividends Fund - Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	176
Expense Example, No Redemption, 3 Years	545
Expense Example, No Redemption, 5 Years	939
Expense Example, No Redemption, 10 Years	1,843
Invesco Rising Dividends Fund | Invesco Rising Dividends Fund - Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	125
Expense Example, No Redemption, 3 Years	390
Expense Example, No Redemption, 5 Years	676
Expense Example, No Redemption, 10 Years	1,489
Invesco Rising Dividends Fund | Invesco Rising Dividends Fund - Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	75
Expense Example, No Redemption, 3 Years	233
Expense Example, No Redemption, 5 Years	406
Expense Example, No Redemption, 10 Years	906
Invesco Rising Dividends Fund | Invesco Rising Dividends Fund - Class R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	208
Expense Example, No Redemption, 5 Years	362
Expense Example, No Redemption, 10 Years	810
Invesco Rising Dividends Fund | Invesco Rising Dividends Fund - Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	208
Expense Example, No Redemption, 5 Years	362
Expense Example, No Redemption, 10 Years	810
INVESCO SUMMIT FUND | INVESCO SUMMIT FUND - CLASS A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	644
Expense Example, No Redemption, 3 Years	845
Expense Example, No Redemption, 5 Years	1,062
Expense Example, No Redemption, 10 Years	1,685
INVESCO SUMMIT FUND | INVESCO SUMMIT FUND - CLASS C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	176
Expense Example, No Redemption, 3 Years	545
Expense Example, No Redemption, 5 Years	939
Expense Example, No Redemption, 10 Years	1,843
INVESCO SUMMIT FUND | INVESCO SUMMIT FUND - CLASS P
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	85
Expense Example, No Redemption, 3 Years	265
Expense Example, No Redemption, 5 Years	460
Expense Example, No Redemption, 10 Years	1,025
INVESCO SUMMIT FUND | INVESCO SUMMIT FUND - CLASS S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	90
Expense Example, No Redemption, 3 Years	281
Expense Example, No Redemption, 5 Years	488
Expense Example, No Redemption, 10 Years	1,084
INVESCO SUMMIT FUND | INVESCO SUMMIT FUND - Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	75
Expense Example, No Redemption, 3 Years	233
Expense Example, No Redemption, 5 Years	406
Expense Example, No Redemption, 10 Years	906
INVESCO SUMMIT FUND | INVESCO SUMMIT FUND - CLASS R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	221
Expense Example, No Redemption, 5 Years	384
Expense Example, No Redemption, 10 Years	859
INVESCO SUMMIT FUND | INVESCO SUMMIT FUND - Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	221
Expense Example, No Redemption, 5 Years	384
Expense Example, No Redemption, 10 Years	$ 859